Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2018
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Land Use Rights

Land use rights held by the Company are amortized over the remaining term of the respective land use rights certificates.

	As of December 31,
	2017	2018
	RMB	RMB	US$
Cost	172,520	159,494	23,197
Accumulated amortization	(8,849)	(12,001)	(1,745)

Land use rights, net	163,671	147,493	21,452

Carrying Value of Land Use Rights Pledged by Company to Secure Banking Borrowings

The carrying amounts of land use rights pledged by the Company to secure banking borrowings (Note 13) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Land use rights	16,818	16,403	2,386